SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2025
EBP 101
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying financial statements have been prepared on the accrual basis of accounting. Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date. Benefit payments are recorded when paid as all assets are available to pay benefits. Participant contributions are allocated to participant accounts when the Company remits payroll deductions from eligible Plan participants. Participant and Company contributions are recorded in the year in which participant compensation is earned.
Investment Valuation and Income Recognition
See Notes 8 and 9 regarding investments in the Master Trust.

Risks and Uncertainties
The Plan invests in securities and mutual funds which are exposed to various risks, including interest rate, market and credit risks. Due to the level of risk associated with certain investments, it is at least reasonably possible that significant changes in the values of investment securities could occur in the near term. Such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.

Operating Expenses
Administrative expenses are paid by the Plan participants, to the extent not paid from the Plan's forfeiture amounts or paid by the Company.
Use of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.